Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Revenues
Revenues, net	$ 3,228,099	$ 3,854,012	$ 8,710,591	$ 9,788,368
Revenues - related party	1,165	29,319	7,878	60,469
Royalty revenue	385,685	0	491,257	0
Excise tax on products	(31,356)	(36,070)	(79,913)	(99,669)
Total revenues, net	3,583,593	3,847,261	9,129,813	9,749,168
Cost of revenues
Cost of revenue - related party	2,282,601	3,365,010	7,414,053	9,477,060
Cost of revenue - other	0	40,186	0	133,283
Total cost of revenue	2,282,601	3,405,196	7,414,053	9,610,343
Gross profit	1,300,992	442,065	1,715,760	138,825
Operating expenses
Advertising and promotion	577,991	657,561	1,827,033	2,011,131
General and administrative expenses	2,376,057	3,641,495	8,510,792	9,784,616
Total operating expenses	2,954,048	4,299,056	10,337,825	11,795,747
Other income (expense)
Interest expense, net	(147,087)	0	(135,135)	0
Total other expense	(147,087)	0	(135,135)	0
Loss before income taxes provision	(1,800,143)	(3,856,991)	(8,757,200)	(11,656,922)
Provision for income taxes	0	0	0	5,807
Net loss	(1,800,143)	(3,856,991)	(8,757,200)	(11,651,115)
Preferred stock dividends	(45,000)		(45,000)
Net loss attributable to common shareholders	$ (1,845,143)	$ (3,856,991)	$ (8,802,200)	$ (11,651,115)